Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash and cash equivalent [line items]
Short-term deposits	€ 263,147	€ 201,522		€ 244,279
Cash on hand and bank accounts	13,601	5,718		29,541
TOTAL	276,748	207,240	[1]	273,820	[1]
UCITS
Cash and cash equivalent [line items]
Short-term deposits	3,096	29,189		38,052
TERM ACCOUNTS
Cash and cash equivalent [line items]
Short-term deposits	215,018	124,316		138,967
NEGOTIABLE MEDIUM-TERM NOTES
Cash and cash equivalent [line items]
Short-term deposits				4,150
INTEREST-BEARING CURRENT ACCOUNT
Cash and cash equivalent [line items]
Short-term deposits	€ 45,033	€ 48,017		€ 63,110

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.